BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of subsidiaries [Table Text Block]
Name	Place of Incorporation	Ownership Percentage
First Mining Gold Corp.	Canada	Parent
Gold Canyon Resources Inc.	Canada	100%
Goldlund Resources Inc.	Canada	100%
Coastal Gold Corp.	Canada	100%
Cameron Gold Operations Ltd.	Canada	100%
PC Gold Inc.	Canada	100%
Clifton Star Resources Inc.	Canada	100%
Minera Teocuitla, S.A. de C.V.	Mexico	100%